AB Active ETFs, Inc.

AB High Yield ETF

Portfolio of Investments

August 31, 2024 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 79.8%
Industrial – 70.6%
Basic – 6.6%
Advanced Drainage Systems, Inc. 6.375%, 06/15/2030(a)	U.S.$	86	$87,349
Alcoa Nederland Holding BV 7.125%, 03/15/2031(a)		50	52,564
ASP Unifrax Holdings, Inc. 5.25%, 09/30/2028(a)		292	151,145
7.50%, 09/30/2029(b)		17	8,550
Axalta Coating Systems LLC 3.375%, 02/15/2029(a)		408	379,399
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 06/15/2027(a)		217	214,207
Berry Global, Inc. 5.625%, 07/15/2027(a)		332	331,525
Cleveland-Cliffs, Inc. 4.625%, 03/01/2029(a)		6	5,627
6.75%, 04/15/2030(a)		175	177,690
7.00%, 03/15/2032(a)		418	419,919
Clydesdale Acquisition Holdings, Inc. 6.625%, 04/15/2029(a)		234	233,839
Constellium SE 3.75%, 04/15/2029(a)		243	225,149
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 02/01/2026		530	525,495
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(a)		321	311,983
Domtar Corp. 6.75%, 10/01/2028(a)		52	47,640
Element Solutions, Inc. 3.875%, 09/01/2028(a)		352	333,108
ERP Iron Ore LLC 9.039%, 12/31/2019(c) (d) (e) (f) (g)		5	0
FMG Resources (August 2006) Pty Ltd. 4.375%, 04/01/2031(a)		372	339,465
4.50%, 09/15/2027(a)		92	88,750
5.875%, 04/15/2030(a)		8	7,949
6.125%, 04/15/2032(a)		189	188,709
Graham Packaging Co., Inc. 7.125%, 08/15/2028(a)		357	352,605
Graphic Packaging International LLC 3.50%, 03/15/2028(a)		390	368,355
3.75%, 02/01/2030(a)		23	21,279
4.75%, 07/15/2027(a)		28	27,562
6.375%, 07/15/2032(a)		256	261,724
INEOS Finance PLC 7.50%, 04/15/2029(a)		531	549,420

	Principal Amount (000)		U.S. $ Value

INEOS Quattro Finance 2 PLC 9.625%, 03/15/2029(a)	U.S.$	214	$230,544
INEOS Styrolution Ludwigshafen GmbH 2.25%, 01/16/2027(a)	EUR	100	105,432
Intelligent Packaging Holdco Issuer LP 9.00% (9.00% Cash or 9.75% PIK), 01/15/2026(a) (g)	U.S.$	39	37,985
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 09/15/2028(a)		270	265,899
Kaiser Aluminum Corp. 4.50%, 06/01/2031(a)		99	89,023
LABL, Inc. 5.875%, 11/01/2028(a)		449	416,093
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018(b) (c) (d) (e) (f)		60	0
Mercer International, Inc. 5.125%, 02/01/2029		413	337,768
Methanex Corp. 5.125%, 10/15/2027		169	166,242
Mineral Resources Ltd. 9.25%, 10/01/2028(a)		299	316,193
Olympus Water US Holding Corp. 9.75%, 11/15/2028(a)		266	283,782
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027(a)		110	105,085
Roller Bearing Co. of America, Inc. 4.375%, 10/15/2029(a)		12	11,411
SCIH Salt Holdings, Inc. 4.875%, 05/01/2028(a)		480	457,646
SCIL IV LLC/SCIL USA Holdings LLC 5.375%, 11/01/2026(a)		431	423,738
Sealed Air Corp./Sealed Air Corp. US 6.125%, 02/01/2028(a)		53	53,945
SunCoke Energy, Inc. 4.875%, 06/30/2029(a)		37	33,681
Vallourec SACA 7.50%, 04/15/2032(a)		254	267,693
WR Grace Holdings LLC 4.875%, 06/15/2027(a)		166	162,569
5.625%, 08/15/2029(a)		372	344,907

			9,820,643

Capital Goods – 7.1%
Arcosa, Inc. 6.875%, 08/15/2032(a)		84	87,574
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(a) (g)	EUR	120	25,801

	Principal Amount (000)		U.S. $ Value

Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.25%, 09/01/2028(a)	U.S.$	368	$334,030
4.00%, 09/01/2029(a)		200	172,376
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 2.125%, 08/15/2026(a)	EUR	100	91,460
4.125%, 08/15/2026(a)	U.S.$	205	176,677
5.25%, 08/15/2027(a)		400	240,692
Ball Corp. 2.875%, 08/15/2030		740	653,701
3.125%, 09/15/2031		150	131,066
Bombardier, Inc. 7.25%, 07/01/2031(a)		174	182,731
7.875%, 04/15/2027(a)		65	65,190
8.75%, 11/15/2030(a)		567	619,527
Brand Industrial Services, Inc. 10.375%, 08/01/2030(a)		112	122,079
Calderys Financing LLC 11.25%, 06/01/2028(a)		307	333,061
Camelot Return Merger Sub, Inc. 8.75%, 08/01/2028(a)		350	347,644
Clean Harbors, Inc. 4.875%, 07/15/2027(a)		301	297,626
5.125%, 07/15/2029(a)		11	10,803
6.375%, 02/01/2031(a)		191	195,108
Crown Cork & Seal Co., Inc. 7.375%, 12/15/2026		20	20,941
Eco Material Technologies, Inc. 7.875%, 01/31/2027(a)		384	388,120
EnerSys 4.375%, 12/15/2027(a)		80	78,145
6.625%, 01/15/2032(a)		175	183,417
Enviri Corp. 5.75%, 07/31/2027(a)		151	146,325
Esab Corp. 6.25%, 04/15/2029(a)		287	294,428
GFL Environmental, Inc. 6.75%, 01/15/2031(a)		231	241,506
Griffon Corp. 5.75%, 03/01/2028		360	353,200
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC 9.00%, 02/15/2029(a)		46	47,162
JELD-WEN, Inc. 4.625%, 12/15/2025(a)		3	2,999
LSB Industries, Inc. 6.25%, 10/15/2028(a) (h)		337	330,273
Madison IAQ LLC 5.875%, 06/30/2029(a)		224	213,725
Maxim Crane Works Holdings Capital LLC 11.50%, 09/01/2028(a)		50	52,030
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 02/01/2030(a)		629	598,399

	Principal Amount (000)		U.S. $ Value

Moog, Inc. 4.25%, 12/15/2027(a)	U.S.$	393	$377,791
Mueller Water Products, Inc. 4.00%, 06/15/2029(a)		67	63,314
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 04/15/2030(a)		60	56,405
Regal Rexnord Corp. 6.30%, 02/15/2030		14	14,742
Silgan Holdings, Inc. 4.125%, 02/01/2028		196	189,412
Spirit AeroSystems, Inc. 4.60%, 06/15/2028		151	144,490
9.375%, 11/30/2029(a)		197	213,825
Summit Materials LLC/Summit Materials Finance Corp. 7.25%, 01/15/2031(a)		100	105,765
TransDigm, Inc. 4.625%, 01/15/2029		520	500,313
4.875%, 05/01/2029		355	343,242
6.375%, 03/01/2029(a)		117	120,514
6.75%, 08/15/2028(a)		505	519,236
6.875%, 12/15/2030(a)		150	156,758
Trinity Industries, Inc. 7.75%, 07/15/2028(a)		190	199,067
Triumph Group, Inc. 9.00%, 03/15/2028(a)		353	373,594
WESCO Distribution, Inc. 6.375%, 03/15/2029(a)		106	108,935

			10,525,219

Communications - Media – 7.6%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028(a)		96	90,105
AMC Networks, Inc. 4.25%, 02/15/2029		180	127,937
10.25%, 01/15/2029(a)		247	248,240
Arches Buyer, Inc. 6.125%, 12/01/2028(a)		458	388,737
Banijay Entertainment SAS 8.125%, 05/01/2029(a)		246	255,001
Cable One, Inc. 4.00%, 11/15/2030(a)		66	50,673
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 02/01/2031(a)		451	391,509
4.25%, 01/15/2034(a)		642	517,593
4.50%, 08/15/2030(a)		426	379,975
4.50%, 05/01/2032		691	590,218
4.50%, 06/01/2033(a)		299	249,674
4.75%, 03/01/2030(a)		40	36,513
4.75%, 02/01/2032(a)		390	339,885
5.00%, 02/01/2028(a)		193	185,660
6.375%, 09/01/2029(a)		66	65,196

	Principal Amount (000)		U.S. $ Value

Cimpress PLC 7.00%, 06/15/2026	U.S.$	143	$142,847
Clear Channel Outdoor Holdings, Inc. 9.00%, 09/15/2028(a)		237	252,016
CSC Holdings LLC 4.50%, 11/15/2031(a)		150	99,777
4.625%, 12/01/2030(a)		729	284,820
5.375%, 02/01/2028(a)		204	156,441
5.50%, 04/15/2027(a)		356	291,311
6.50%, 02/01/2029(a)		252	190,076
7.50%, 04/01/2028(a)		200	100,508
11.25%, 05/15/2028(a)		209	185,630
DISH DBS Corp. 5.25%, 12/01/2026(a)		466	398,528
5.75%, 12/01/2028(a)		263	201,716
5.875%, 11/15/2024		86	83,191
7.375%, 07/01/2028		71	36,468
DISH Network Corp. 3.375%, 08/15/2026(i)		27	16,911
Gray Television, Inc. 4.75%, 10/15/2030(a)		125	71,130
5.375%, 11/15/2031(a)		17	9,734
7.00%, 05/15/2027(a)		173	166,232
Lamar Media Corp. 4.875%, 01/15/2029		8	7,858
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029(a)		400	323,436
6.75%, 10/15/2027(a)		200	182,574
National CineMedia LLC 5.75%, 08/15/2026(c) (d) (f) (j)		21	0
Nexstar Media, Inc. 4.75%, 11/01/2028(a)		403	375,262
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.625%, 03/15/2030(a)		11	10,326
Paramount Global 6.375%, 03/30/2062		193	175,815
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 09/15/2026(a)		214	169,497
Sinclair Television Group, Inc. 5.50%, 03/01/2030(a)		111	66,331
Sirius XM Radio, Inc. 4.00%, 07/15/2028(a)		100	93,755
4.125%, 07/01/2030(a)		222	199,300
TEGNA, Inc. 4.625%, 03/15/2028		581	545,989
5.00%, 09/15/2029		226	209,692
Townsquare Media, Inc. 6.875%, 02/01/2026(a)		43	42,889
Univision Communications, Inc. 4.50%, 05/01/2029(a)		254	222,921

	Principal Amount (000)		U.S. $ Value

6.625%, 06/01/2027(a)	U.S.$	219	$216,784
7.375%, 06/30/2030(a)		332	318,551
8.00%, 08/15/2028(a)		78	78,867
8.50%, 07/31/2031(a)		75	74,828
Urban One, Inc. 7.375%, 02/01/2028(a)		296	215,657
Virgin Media Finance PLC 5.00%, 07/15/2030(a)		400	346,784
VZ Secured Financing BV 5.00%, 01/15/2032(a)		318	288,296
Ziggo Bond Co. BV 5.125%, 02/28/2030(a)		574	517,731

			11,287,395

Communications - Telecommunications – 2.5%
Altice Financing SA 5.75%, 08/15/2029(a)		789	608,090
Altice France Holding SA 10.50%, 05/15/2027(a)		252	98,487
Altice France SA 3.375%, 01/15/2028(a)	EUR	245	193,372
5.125%, 07/15/2029(a)	U.S.$	224	156,787
5.50%, 01/15/2028(a)		200	142,594
5.50%, 10/15/2029(a)		324	228,420
8.125%, 02/01/2027(a)		354	285,473
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/2026(a)		198	196,495
Embarq Corp. 7.995%, 06/01/2036		35	15,393
Intelsat Jackson Holdings SA 6.50%, 03/15/2030(a)		309	297,691
Lorca Telecom Bondco SA 4.00%, 09/18/2027(a)	EUR	142	156,252
Nexstar Media, Inc. 5.625%, 07/15/2027(a)	U.S.$	33	32,249
Telecom Italia Capital SA 7.20%, 07/18/2036		217	223,059
7.721%, 06/04/2038		351	372,460
Vmed O2 UK Financing I PLC 4.25%, 01/31/2031(a)		385	334,268
4.75%, 07/15/2031(a)		397	348,498

			3,689,588

Consumer Cyclical - Automotive – 2.7%
Adient Global Holdings Ltd. 8.25%, 04/15/2031(a)		178	189,184
Allison Transmission, Inc. 3.75%, 01/30/2031(a)		328	298,057
5.875%, 06/01/2029(a)		184	184,613
American Axle & Manufacturing, Inc. 6.875%, 07/01/2028		86	86,379

	Principal Amount (000)		U.S. $ Value

Aston Martin Capital Holdings Ltd. 10.00%, 03/31/2029(a)	U.S.$	246	$250,430
Dana, Inc. 4.25%, 09/01/2030		20	18,051
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(b) (c) (d) (f) (j)		31	0
(First Lien) 11.00%, 10/31/2024(b) (c) (d) (f) (j)		14	0
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 05/31/2032(a)		514	532,684
Goodyear Tire & Rubber Co. (The) 5.25%, 04/30/2031		161	145,623
5.625%, 04/30/2033		649	571,458
IHO Verwaltungs GmbH 4.75% (4.75% Cash or 5.50% PIK), 09/15/2026(a) (g)		201	196,863
6.00% (6.00% Cash or 6.75% PIK), 05/15/2027(a) (g)		200	197,372
JB Poindexter & Co., Inc. 8.75%, 12/15/2031(a)		56	59,076
Mclaren Finance PLC 7.50%, 08/01/2026(a)		200	176,022
PM General Purchaser LLC 9.50%, 10/01/2028(a)		325	333,236
Real Hero Merger Sub 2, Inc. 6.25%, 02/01/2029(a)		130	112,541
Tenneco, Inc. 8.00%, 11/17/2028(a)		230	214,684
Titan International, Inc. 7.00%, 04/30/2028		19	18,573
ZF North America Capital, Inc. 6.75%, 04/23/2030(a)		303	311,196
7.125%, 04/14/2030(a)		158	165,576

			4,061,618

Consumer Cyclical - Entertainment – 3.3%
Boyne USA, Inc. 4.75%, 05/15/2029(a)		379	363,575
Carnival Corp. 5.75%, 03/01/2027(a)		418	419,325
10.50%, 06/01/2030(a)		135	146,331
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.25%, 07/15/2029		25	24,632
5.375%, 04/15/2027		377	375,266
Cinemark USA, Inc. 5.25%, 07/15/2028(a)		360	353,794
Lindblad Expeditions LLC 6.75%, 02/15/2027(a)		41	40,733
Live Nation Entertainment, Inc. 6.50%, 05/15/2027(a)		262	266,595

	Principal Amount (000)		U.S. $ Value

Motion Finco SARL 7.375%, 06/15/2030(a)	EUR	219	$244,239
NCL Corp., Ltd. 3.625%, 12/15/2024(a)	U.S.$	110	109,323
5.875%, 03/15/2026(a)		225	224,723
5.875%, 02/15/2027(a)		13	13,017
7.75%, 02/15/2029(a)		255	271,812
8.125%, 01/15/2029(a)		98	104,848
NCL Finance Ltd. 6.125%, 03/15/2028(a)		83	83,879
Royal Caribbean Cruises Ltd. 4.25%, 07/01/2026(a)		152	149,351
5.375%, 07/15/2027(a)		393	393,837
5.50%, 08/31/2026(a)		171	171,492
5.50%, 04/01/2028(a)		173	174,211
SeaWorld Parks & Entertainment, Inc. 5.25%, 08/15/2029(a)		368	355,348
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		24	23,960
7.00%, 02/15/2029(a)		50	50,589
9.125%, 07/15/2031(a)		283	310,366
Viking Ocean Cruises Ship VII Ltd. 5.625%, 02/15/2029(a)		29	28,733
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		191	187,635

			4,887,614

Consumer Cyclical - Other – 5.9%
Affinity Interactive 6.875%, 12/15/2027(a)		54	46,764
AmeriTex HoldCo Intermediate LLC 10.25%, 10/15/2028(a)		36	38,300
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 4.875%, 02/15/2030(a)		91	84,841
6.25%, 09/15/2027(a)		347	346,188
Builders FirstSource, Inc. 4.25%, 02/01/2032(a)		337	307,994
5.00%, 03/01/2030(a)		158	153,401
6.375%, 06/15/2032(a)		115	118,570
6.375%, 03/01/2034(a)		35	35,939
Century Communities, Inc. 3.875%, 08/15/2029(a)		100	92,705
Churchill Downs, Inc. 4.75%, 01/15/2028(a)		487	475,064
5.50%, 04/01/2027(a)		161	160,232
5.75%, 04/01/2030(a)		183	181,774
Cirsa Finance International SARL 6.50%, 03/15/2029(a)	EUR	220	252,134

	Principal Amount (000)		U.S. $ Value

Forestar Group, Inc. 3.85%, 05/15/2026(a)	U.S.$	41	$39,969
Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(a)		736	660,229
3.75%, 05/01/2029(a)		183	172,395
4.875%, 01/15/2030		17	16,671
5.75%, 05/01/2028(a)		11	11,015
5.875%, 04/01/2029(a)		264	268,879
6.125%, 04/01/2032(a)		31	31,779
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875%, 07/01/2031(a)		549	491,553
6.625%, 01/15/2032(a)		5	5,058
Installed Building Products, Inc. 5.75%, 02/01/2028(a)		70	69,377
Jacobs Entertainment, Inc. 6.75%, 02/15/2029(a)		49	46,698
Light & Wonder International, Inc. 7.00%, 05/15/2028(a)		9	9,106
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(a)		578	537,875
Masterbrand, Inc. 7.00%, 07/15/2032(a)		202	208,306
MGM Resorts International 4.625%, 09/01/2026		219	215,930
4.75%, 10/15/2028		64	62,336
5.50%, 04/15/2027		353	353,042
Mohegan Tribal Gaming Authority 8.00%, 02/01/2026(a)		155	149,871
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.625%, 09/01/2029(a)		20	15,201
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/16/2029(a)		500	449,985
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 04/01/2029		20	19,220
Standard Building Solutions, Inc. 6.50%, 08/15/2032(a)		283	291,589
Standard Industries, Inc./NY 4.75%, 01/15/2028(a)		115	112,044
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 05/15/2025(a)		16	15,966
Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(a)		8	8,067
5.875%, 06/15/2027(a)		588	595,615
Thor Industries, Inc. 4.00%, 10/15/2029(a)		357	326,141
TopBuild Corp. 4.125%, 02/15/2032(a)		94	85,684

	Principal Amount (000)		U.S. $ Value

Travel + Leisure Co. 4.50%, 12/01/2029(a)	U.S.$	104	$96,862
4.625%, 03/01/2030(a)		12	11,125
6.00%, 04/01/2027		111	111,471
6.625%, 07/31/2026(a)		492	500,728
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028(a)		334	320,069
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(a)		190	188,731
			8,792,493

Consumer Cyclical - Restaurants – 0.8%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(a)		171	159,654
4.00%, 10/15/2030(a)		87	79,697
4.375%, 01/15/2028(a)		638	615,651
5.75%, 04/15/2025(a)		124	123,799
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 4.625%, 01/15/2029(a)		242	226,578
IRB Holding Corp. 7.00%, 06/15/2025(a)		5	5,005
Papa John’s International, Inc. 3.875%, 09/15/2029(a)		22	20,142

			1,230,526

Consumer Cyclical - Retailers – 5.1%
Arko Corp. 5.125%, 11/15/2029(a)		99	88,043
Asbury Automotive Group, Inc. 4.50%, 03/01/2028		230	222,157
4.625%, 11/15/2029(a)		421	401,503
5.00%, 02/15/2032(a)		79	74,389
Bath & Body Works, Inc. 6.75%, 07/01/2036		442	452,992
6.875%, 11/01/2035		285	294,294
BCPE Ulysses Intermediate, Inc. 7.75% (7.75% Cash or 8.50% PIK), 04/01/2027(a) (g)		28	27,143
Beacon Roofing Supply, Inc. 6.50%, 08/01/2030(a)		398	408,730
Carvana Co. 5.50%, 04/15/2027(a)		39	36,384
13.00% (11.00% Cash or 13.00% PIK), 06/01/2030(a) (g)		373	397,821
eG Global Finance PLC 12.00%, 11/30/2028(a)		204	222,464
FirstCash, Inc. 5.625%, 01/01/2030(a)		196	193,131
Foundation Building Materials, Inc. 6.00%, 03/01/2029(a)		29	26,069

		Principal Amount (000)	U.S. $ Value

Gap, Inc. (The) 3.875%, 10/01/2031(a)	U.S.$	50	$43,186
Global Auto Holdings Ltd./AAG FH UK Ltd. 8.375%, 01/15/2029(a)		288	283,910
8.75%, 01/15/2032(a)		263	251,644
Group 1 Automotive, Inc. 4.00%, 08/15/2028(a)		376	355,794
Hanesbrands, Inc. 4.875%, 05/15/2026(a)		205	203,698
9.00%, 02/15/2031(a)		382	410,684
Kontoor Brands, Inc. 4.125%, 11/15/2029(a)		72	67,870
LCM Investments Holdings II LLC 4.875%, 05/01/2029(a)		335	319,165
8.25%, 08/01/2031(a)		134	142,449
Levi Strauss & Co. 3.50%, 03/01/2031(a)		351	317,364
Macy’s Retail Holdings LLC 5.875%, 03/15/2030(a)		299	290,096
Michaels Cos., Inc. (The) 7.875%, 05/01/2029(a)		40	23,968
PetSmart, Inc./PetSmart Finance Corp. 7.75%, 02/15/2029(a)		515	507,249
Sonic Automotive, Inc. 4.625%, 11/15/2029(a)		115	107,472
4.875%, 11/15/2031(a)		311	284,969
Staples, Inc. 10.75%, 09/01/2029(a)		258	242,928
12.75%, 01/15/2030(a)		54	41,363
Under Armour, Inc. 3.25%, 06/15/2026		59	57,055
Walgreens Boots Alliance, Inc. 3.45%, 06/01/2026		91	86,677
4.10%, 04/15/2050		319	207,455
4.80%, 11/18/2044		220	164,454
White Cap Buyer LLC 6.875%, 10/15/2028(a)		378	374,367
Wolverine World Wide, Inc. 4.00%, 08/15/2029(a)		68	58,045

			7,686,982

Consumer Non-Cyclical – 9.0%
ACCO Brands Corp. 4.25%, 03/15/2029(a)		50	46,508
AdaptHealth LLC 4.625%, 08/01/2029(a)		206	188,043
5.125%, 03/01/2030(a)		266	243,140
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(a)		184	170,494
4.625%, 01/15/2027(a)		269	263,077
6.50%, 02/15/2028(a)		470	475,983

		Principal Amount (000)	U.S. $ Value

Bausch + Lomb Corp. 8.375%, 10/01/2028(a)	U.S.$	421	$443,359
Bausch Health Americas, Inc. 8.50%, 01/31/2027(a)		59	43,696
Bausch Health Cos., Inc. 4.875%, 06/01/2028(a)		196	147,798
5.75%, 08/15/2027(a)		22	17,306
6.25%, 02/15/2029(a)		563	289,669
7.25%, 05/30/2029(a)		28	14,279
Cheplapharm Arzneimittel GmbH 5.50%, 01/15/2028(a)		415	398,408
CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(a)		117	99,775
5.25%, 05/15/2030(a)		974	872,986
5.625%, 03/15/2027(a)		266	257,871
6.00%, 01/15/2029(a)		14	13,314
6.875%, 04/01/2028(a)		51	40,629
6.875%, 04/15/2029(a)		126	107,968
DaVita, Inc. 3.75%, 02/15/2031(a)		246	219,058
4.625%, 06/01/2030(a)		744	700,208
Elanco Animal Health, Inc. 6.65%, 08/28/2028		332	344,832
Embecta Corp. 5.00%, 02/15/2030(a)		245	221,034
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		122	90,306
Endo Finance Holdings, Inc. 8.50%, 04/15/2031(a)		158	167,820
Fortrea Holdings, Inc. 7.50%, 07/01/2030(a)		61	62,285
Grifols SA 3.875%, 10/15/2028(a)	EUR	200	207,486
4.75%, 10/15/2028(a)	U.S.$	203	192,690
Hologic, Inc. 3.25%, 02/15/2029(a)		536	495,403
IQVIA, Inc. 5.00%, 05/15/2027(a)		194	192,599
Jazz Securities DAC 4.375%, 01/15/2029(a)		200	190,510
Kedrion SpA 6.50%, 09/01/2029(a)		200	188,116
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00%, 02/15/2029(a)		80	83,473
Lamb Weston Holdings, Inc. 4.125%, 01/31/2030(a)		330	307,204
LifePoint Health, Inc. 5.375%, 01/15/2029(a)		212	198,122

		Principal Amount (000)	U.S. $ Value

Mallinckrodt International Finance SA/Mallinckrodt CB LLC 14.75%, 11/14/2028(a)	U.S.$	78	$85,265
Medline Borrower LP 3.875%, 04/01/2029(a)		398	376,401
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25%, 04/01/2029(a)		74	76,320
ModivCare Escrow Issuer, Inc. 5.00%, 10/01/2029(a)		450	321,602
MPH Acquisition Holdings LLC 5.50%, 09/01/2028(a)		318	232,003
5.75%, 11/01/2028(a)		346	158,703
Neogen Food Safety Corp. 8.625%, 07/20/2030(a)		82	89,333
Newell Brands, Inc. 5.70%, 04/01/2026		171	170,552
6.375%, 09/15/2027		8	8,057
7.00%, 04/01/2046		27	23,337
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 04/30/2028(a)		400	382,232
5.125%, 04/30/2031(a)		249	232,969
7.875%, 05/15/2034(a)		379	399,989
Owens & Minor, Inc. 6.625%, 04/01/2030(a)		395	382,380
Performance Food Group, Inc. 4.25%, 08/01/2029(a)		84	79,309
Perrigo Finance Unlimited Co. 4.90%, 06/15/2030		420	406,043
Post Holdings, Inc. 4.50%, 09/15/2031(a)		212	197,196
5.50%, 12/15/2029(a)		230	225,918
6.25%, 02/15/2032(a)		136	139,574
Primo Water Holdings, Inc. 4.375%, 04/30/2029(a)		197	186,671
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.625%, 03/01/2029(a)		91	85,505
Spectrum Brands, Inc. 3.875%, 03/15/2031(a)		22	19,617
Star Parent, Inc. 9.00%, 10/01/2030(a)		84	90,160
Tenet Healthcare Corp. 4.625%, 06/15/2028		638	624,028
6.125%, 06/15/2030		186	189,320
Triton Water Holdings, Inc. 6.25%, 04/01/2029(a)		222	219,303
US Acute Care Solutions LLC 9.75%, 05/15/2029(a)		10	10,241

		Principal Amount (000)	U.S. $ Value

US Foods, Inc. 6.875%, 09/15/2028(a)	U.S.$	8	$8,326

			13,415,803

Energy – 8.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, 06/15/2029(a)		9	8,895
5.75%, 01/15/2028(a)		11	11,015
Berry Petroleum Co., LLC 7.00%, 02/15/2026(a)		63	62,386
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.00%, 07/15/2029 (a)		77	80,117
Buckeye Partners LP 3.95%, 12/01/2026		291	282,852
4.125%, 03/01/2025(a)		7	6,945
4.125%, 12/01/2027		279	267,770
5.85%, 11/15/2043		85	76,822
CITGO Petroleum Corp. 6.375%, 06/15/2026(a)		16	16,084
7.00%, 06/15/2025(a)		50	50,079
8.375%, 01/15/2029(a)		227	235,819
Civitas Resources, Inc. 5.00%, 10/15/2026(a)		58	57,309
8.375%, 07/01/2028(a)		456	481,636
8.75%, 07/01/2031(a)		93	100,494
CNX Resources Corp. 6.00%, 01/15/2029(a)		47	47,197
7.25%, 03/01/2032(a)		140	146,845
7.375%, 01/15/2031(a)		11	11,498
Comstock Resources, Inc. 6.75%, 03/01/2029(a)		58	57,038
Crescent Energy Finance LLC 7.375%, 01/15/2033(a)		102	104,731
7.625%, 04/01/2032(a)		141	145,454
9.25%, 02/15/2028(a)		150	158,733
CVR Energy, Inc. 8.50%, 01/15/2029(a)		160	163,067
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.625%, 03/15/2029(a)		123	129,514
Encino Acquisition Partners Holdings LLC 8.50%, 05/01/2028(a)		86	88,546
EnLink Midstream Partners LP Series C 9.716% (CME Term SOFR 3 Month + 4.37%), 09/30/2024(k) (l)		102	101,572
EQM Midstream Partners LP 4.125%, 12/01/2026		192	188,650
4.50%, 01/15/2029(a)		74	71,726
5.50%, 07/15/2028		26	26,209

	Principal Amount (000)			U.S. $ Value

Ferrellgas LP/Ferrellgas Finance Corp. 5.875%, 04/01/2029(a)	U.S.$	409		$383,503
Genesis Energy LP/Genesis Energy Finance Corp. 7.75%, 02/01/2028		28		28,491
7.875%, 05/15/2032		150		153,983
8.25%, 01/15/2029		138		143,509
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029		208		209,543
7.00%, 08/01/2027		21		21,196
Gulfport Energy Corp. 8.00%, 05/17/2026(a)		29		29,400
8.00%, 05/17/2026		0	**	170
Hess Midstream Operations LP 5.125%, 06/15/2028(a)		125		123,581
5.625%, 02/15/2026(a)		200		199,606
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(a)		131		130,168
6.00%, 04/15/2030(a)		81		80,758
6.00%, 02/01/2031(a)		9		8,958
6.25%, 04/15/2032(a)		43		42,938
8.375%, 11/01/2033(a)		74		81,033
Howard Midstream Energy Partners LLC 7.375%, 07/15/2032(a)		141		145,893
8.875%, 07/15/2028(a)		226		241,126
ITT Holdings LLC 6.50%, 08/01/2029(a)		421		397,837
Kodiak Gas Services LLC 7.25%, 02/15/2029(a)		136		140,931
Matador Resources Co. 6.50%, 04/15/2032(a)		130		132,023
Moss Creek Resources Holdings, Inc. 8.25%, 09/01/2031(a)		139		140,074
Murphy Oil Corp. 5.875%, 12/01/2042		20		18,228
Nabors Industries, Inc. 7.375%, 05/15/2027(a)		55		55,597
9.125%, 01/31/2030(a)		78		83,702
New Fortress Energy, Inc. 6.50%, 09/30/2026(a)		204		176,087
6.75%, 09/15/2025(a)		245		238,948
8.75%, 03/15/2029(a)		313		262,241
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125%, 02/15/2029(a)		546		558,618
8.375%, 02/15/2032(a)		185		190,568
NuStar Logistics LP 5.625%, 04/28/2027		234		234,676
5.75%, 10/01/2025		8		8,005
PBF Holding Co., LLC/PBF Finance Corp. 6.00%, 02/15/2028		170		168,188
7.875%, 09/15/2030(a)		234		243,645

		Principal Amount (000)	U.S. $ Value

Permian Resources Operating LLC 5.875%, 07/01/2029(a)	U.S.$	40	$40,000
9.875%, 07/15/2031(a)		30	33,563
Rockies Express Pipeline LLC 6.875%, 04/15/2040(a)		215	208,767
SM Energy Co. 6.75%, 08/01/2029(a)		125	127,073
Southwestern Energy Co. 5.375%, 03/15/2030		135	133,889
5.70%, 01/23/2025		32	31,940
8.375%, 09/15/2028		10	10,304
Summit Midstream Holdings LLC 8.625%, 10/31/2029(a)		75	77,870
Sunoco LP 7.00%, 05/01/2029(a)		7	7,296
7.25%, 05/01/2032(a)		9	9,524
Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029		332	318,942
4.50%, 04/30/2030		437	415,967
5.875%, 03/15/2028		16	16,026
7.00%, 09/15/2028(a)		21	21,864
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 5.50%, 01/15/2028(a)		61	58,874
6.00%, 12/31/2030(a)		319	304,393
6.00%, 09/01/2031(a)		7	6,636
Talos Production, Inc. 9.00%, 02/01/2029(a)		55	58,392
9.375%, 02/01/2031(a)		66	70,466
TerraForm Power Operating LLC 4.75%, 01/15/2030(a)		26	24,599
Topaz Solar Farms LLC 5.75%, 09/30/2039(a)		192	188,897
Transocean Aquila Ltd. 8.00%, 09/30/2028(a)		112	115,211
Transocean, Inc. 8.75%, 02/15/2030(a)		227	239,612
Venture Global Calcasieu Pass LLC 3.875%, 08/15/2029(a)		173	163,573
4.125%, 08/15/2031(a)		180	166,954
6.25%, 01/15/2030(a)		60	62,425
Venture Global LNG, Inc. 7.00%, 01/15/2030(a)		57	58,342
8.125%, 06/01/2028(a)		215	225,219
8.375%, 06/01/2031(a)		175	185,966
9.50%, 02/01/2029(a)		412	464,291
9.875%, 02/01/2032(a)		490	545,345

			12,644,447

Other Industrial – 1.8%
AECOM 5.125%, 03/15/2027		319	319,185

		Principal Amount (000)	U.S. $ Value

American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(a)	U.S.$	599	$576,040
Belden, Inc. 3.375%, 07/15/2031(a)	EUR	153	157,863
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(a)	U.S.$	255	255,592
Pachelbel Bidco SpA 7.125%, 05/17/2031(a)	EUR	125	145,278
8.066% (EURIBOR 3 Month + 4.25%), 05/17/2031(a) (k)		100	111,160
Resideo Funding, Inc. 6.50%, 07/15/2032(a)	U.S.$	215	218,956
Ritchie Bros Holdings, Inc. 6.75%, 03/15/2028(a)		218	224,577
7.75%, 03/15/2031(a)		52	55,324
Velocity Vehicle Group LLC 8.00%, 06/01/2029(a)		482	501,092
Verde Purchaser LLC 10.50%, 11/30/2030(a)		79	85,201

			2,650,268

Services – 3.9%
ADT Security Corp. (The) 4.125%, 08/01/2029(a)		115	109,126
Allied Universal Holdco LLC/Allied Universal Finance Corp. 9.75%, 07/15/2027(a)		51	51,059
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.625%, 06/01/2028(a)		948	878,875
4.875%, 06/01/2028(a)	GBP	100	120,171
ANGI Group LLC 3.875%, 08/15/2028(a)	U.S.$	372	336,738
APX Group, Inc. 5.75%, 07/15/2029(a)		5	4,960
6.75%, 02/15/2027(a)		564	564,558
Aramark Services, Inc. 5.00%, 02/01/2028(a)		172	168,588
Block, Inc. 2.75%, 06/01/2026		219	210,459
3.50%, 06/01/2031		379	342,351
Boost Newco Borrower LLC 7.50%, 01/15/2031(a)		246	262,489
Brink’s Co. (The) 4.625%, 10/15/2027(a)		50	48,830
Cars.com, Inc. 6.375%, 11/01/2028(a)		125	124,417
Garda World Security Corp. 4.625%, 02/15/2027(a)		372	362,707
6.00%, 06/01/2029(a)		174	164,305
8.25%, 08/01/2032(a)		138	140,481
9.50%, 11/01/2027(a)		71	71,405

		Principal Amount (000)	U.S. $ Value

GrubHub Holdings, Inc. 5.50%, 07/01/2027(a)	U.S.$	54	$51,543
ION Trading Technologies SARL 9.50%, 05/30/2029(a)		4	4,244
Match Group Holdings II LLC 5.00%, 12/15/2027(a)		180	176,900
Millennium Escrow Corp. 6.625%, 08/01/2026(a)		134	80,113
Monitronics International, Inc. 9.125%, 04/01/2020(c) (d) (e) (f) (j)		14	0
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		32	30,321
5.75%, 04/15/2026(a)		543	544,890
6.25%, 01/15/2028(a)		269	268,067
Sotheby’s 7.375%, 10/15/2027(a)		186	179,356
Techem Verwaltungsgesellschaft 675 mbH 5.375%, 07/15/2029(a)	EUR	178	201,113
WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(a)	U.S.$	346	344,100

			5,842,166

Technology – 2.6%
Ahead DB Holdings LLC 6.625%, 05/01/2028(a)		37	35,514
Amentum Escrow Corp. 7.25%, 08/01/2032(a)		82	85,680
ASGN, Inc. 4.625%, 05/15/2028(a)		43	41,581
AthenaHealth Group, Inc. 6.50%, 02/15/2030(a)		42	40,173
Cloud Software Group, Inc. 6.50%, 03/31/2029(a)		623	614,552
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028(a)		72	71,080
EquipmentShare.com, Inc. 9.00%, 05/15/2028(a)		137	142,302
Fair Isaac Corp. 4.00%, 06/15/2028(a)		132	126,011
Gen Digital, Inc. 6.75%, 09/30/2027(a)		498	510,739
GoTo Group, Inc. 5.50%, 05/01/2028(a)		114	61,658
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 8.75%, 05/01/2029(a)		200	208,316
Playtika Holding Corp. 4.25%, 03/15/2029(a)		402	362,069

		Principal Amount (000)	U.S. $ Value

Rackspace Finance LLC 3.50%, 05/15/2028(a)	U.S.$	266	$119,258
Rackspace Technology Global, Inc. 5.375%, 12/01/2028(a)		109	31,629
Rocket Software, Inc. 9.00%, 11/28/2028(a)		217	225,207
Science Applications International Corp. 4.875%, 04/01/2028(a)		15	14,573
Seagate HDD Cayman 5.75%, 12/01/2034		36	36,055
8.50%, 07/15/2031		170	184,975
9.625%, 12/01/2032		100	115,316
Sensata Technologies BV 4.00%, 04/15/2029(a)		379	357,810
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(a)		190	173,423
Virtusa Corp. 7.125%, 12/15/2028(a)		37	34,969
Western Digital Corp. 4.75%, 02/15/2026		340	336,804

			3,929,694

Transportation - Airlines – 1.8%
Allegiant Travel Co. 7.25%, 08/15/2027(a)		340	323,364
American Airlines, Inc. 7.25%, 02/15/2028(a)		9	9,057
8.50%, 05/15/2029(a)		308	320,120
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)		166	165,219
5.75%, 04/20/2029(a)		548	537,193
Avianca Midco 2 PLC 9.00%, 12/01/2028(a)		147	142,878
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 11.00%, 04/15/2029(a)		382	388,357
JetBlue Airways Corp./JetBlue Loyalty LP 9.875%, 09/20/2031(a)		461	455,855
United Airlines, Inc. 4.375%, 04/15/2026(a)		419	409,271

			2,751,314

Transportation - Services – 1.4%
Alta Equipment Group, Inc. 9.00%, 06/01/2029(a)		78	70,797
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.75%, 04/01/2028(a)		151	140,208
5.375%, 03/01/2029(a)		109	100,159
5.75%, 07/15/2027(a)		22	21,387
8.00%, 02/15/2031(a)		205	203,885

		Principal Amount (000)	U.S. $ Value

GN Bondco LLC 9.50%, 10/15/2031(a)	U.S.$	71	$72,319
Hertz Corp. (The) 4.625%, 12/01/2026(a)		197	154,609
5.00%, 12/01/2029(a)		412	276,497
12.625%, 07/15/2029(a)		150	160,063
Mundys SpA 1.875%, 02/12/2028(a)	EUR	153	158,136
PROG Holdings, Inc. 6.00%, 11/15/2029(a)	U.S.$	311	303,558
Rand Parent LLC 8.50%, 02/15/2030(a)		75	75,008
United Rentals North America, Inc. 4.00%, 07/15/2030		139	130,007
4.875%, 01/15/2028		275	271,098

			2,137,731

			105,353,501

Financial Institutions – 7.5%
Banking – 1.4%
Ally Financial, Inc. Series C 4.70%, 05/15/2028(l)		28	23,411
Bread Financial Holdings, Inc. 7.00%, 01/15/2026(a)		15	15,009
9.75%, 03/15/2029(a)		333	359,513
Citigroup, Inc. Series AA 7.625%, 11/15/2028(l)		32	33,847
Series W 4.00%, 12/10/2025(l)		18	17,481
Credit Acceptance Corp. 9.25%, 12/15/2028(a)		113	121,616
Freedom Mortgage Corp. 12.00%, 10/01/2028(a)		229	249,409
12.25%, 10/01/2030(a)		29	32,194
Goldman Sachs Group, Inc. (The) Series P 8.238% (CME Term SOFR 3 Month + 3.14%), 09/30/2024(k) (l)		85	85,154
Intesa Sanpaolo SpA 4.198%, 06/01/2032(a)		200	175,508
Societe Generale SA 8.00%, 09/29/2025(a) (l)		3	3,022
Synchrony Financial 7.25%, 02/02/2033		450	465,674
UniCredit SpA 5.861%, 06/19/2032(a)		200	199,612
7.296%, 04/02/2034(a)		202	212,102

			1,993,552

		Principal Amount (000)	U.S. $ Value

Brokerage – 1.2%
AG Issuer LLC 6.25%, 03/01/2028(a)	U.S.$	81	$78,879
AG TTMT Escrow Issuer LLC 8.625%, 09/30/2027(a)		414	427,948
Aretec Group, Inc. 7.50%, 04/01/2029(a)		101	95,698
10.00%, 08/15/2030(a)		433	467,558
Hightower Holding LLC 6.75%, 04/15/2029(a)		11	10,477
9.125%, 01/31/2030(a)		322	332,739
Osaic Holdings, Inc. 10.75%, 08/01/2027(a)		87	89,049
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 06/15/2031(a)		314	326,393

			1,828,741

Finance – 2.2%
Castlelake Aviation Finance DAC 5.00%, 04/15/2027(a)		98	95,676
CNG Holdings, Inc. 14.50%, 06/30/2026(a)		29	24,070
Enova International, Inc. 9.125%, 08/01/2029(a)		319	323,839
11.25%, 12/15/2028(a)		119	128,002
Freedom Mortgage Holdings LLC 9.125%, 05/15/2031(a)		157	158,325
9.25%, 02/01/2029(a)		62	63,476
GGAM Finance Ltd. 8.00%, 02/15/2027(a)		153	159,570
8.00%, 06/15/2028(a)		153	163,606
goeasy Ltd. 7.625%, 07/01/2029(a)		152	156,679
9.25%, 12/01/2028(a)		98	105,428
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(a)		450	427,532
Midcap Financial Issuer Trust 6.50%, 05/01/2028(a)		202	194,068
Navient Corp. 5.625%, 08/01/2033		793	683,637
9.375%, 07/25/2030		87	94,379
OneMain Finance Corp. 4.00%, 09/15/2030		150	132,774
SLM Corp. 4.20%, 10/29/2025		418	413,498

			3,324,559

Insurance – 0.9%
Acrisure LLC/Acrisure Finance, Inc. 6.00%, 08/01/2029(a)		162	154,704
7.50%, 11/06/2030(a)		129	132,612
8.25%, 02/01/2029(a)		109	112,081

		Principal Amount (000)	U.S. $ Value

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 04/15/2028(a)	U.S.$	60	$61,148
Ardonagh Finco Ltd. 7.75%, 02/15/2031(a)		350	361,295
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC 8.125%, 02/15/2032(a)		190	193,287
HUB International Ltd. 7.375%, 01/31/2032(a)		79	81,956
Molina Healthcare, Inc. 3.875%, 05/15/2032 (a)		241	216,760

			1,313,843

Other Finance – 0.8%
Armor Holdco, Inc. 8.50%, 11/15/2029(a)		151	144,441
Coinbase Global, Inc. 3.375%, 10/01/2028(a)		256	224,543
3.625%, 10/01/2031(a)		253	208,011
Encore Capital Group, Inc. 8.50%, 05/15/2030(a)		200	209,388
9.25%, 04/01/2029(a)		423	450,931

			1,237,314

REITs – 1.0%
Aedas Homes Opco SL 4.00%, 08/15/2026(a)	EUR	111	122,577
Agps Bondco PLC 5.50%, 11/13/2026(a)		100	34,532
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(a)	U.S.$	229	221,226
5.75%, 05/15/2026(a)		2	1,994
CoreLogic, Inc. 4.50%, 05/01/2028(a)		66	61,717
Five Point Operating Co. LP/Five Point Capital Corp. 10.50%, 01/15/2028(a) (h)		146	150,089
Hunt Cos., Inc. 5.25%, 04/15/2029(a)		64	60,359
Iron Mountain, Inc. 5.00%, 07/15/2028(a)		192	188,045
Kennedy-Wilson, Inc. 5.00%, 03/01/2031		184	160,774
Newmark Group, Inc. 7.50%, 01/12/2029		164	174,437
Office Properties Income Trust 9.00%, 09/30/2029(a)		23	18,693

		Principal Amount (000)	U.S. $ Value

Service Properties Trust 8.375%, 06/15/2029	U.S.$	223	$220,418
8.625%, 11/15/2031(a)		94	100,340

			1,515,201

			11,213,210

Utility – 1.7%
Electric – 1.7%
Calpine Corp. 3.75%, 03/01/2031(a)		55	50,434
4.50%, 02/15/2028(a)		193	187,152
Lightning Power LLC 7.25%, 08/15/2032(a)		230	237,668
NextEra Energy Operating Partners LP 3.875%, 10/15/2026(a)		29	28,023
4.50%, 09/15/2027(a)		130	125,350
7.25%, 01/15/2029(a)		51	53,420
NRG Energy, Inc. 3.375%, 02/15/2029(a)		580	532,759
3.625%, 02/15/2031(a)		10	8,972
5.25%, 06/15/2029(a)		8	7,926
10.25%, 03/15/2028(a) (l)		47	52,282
PG&E Corp. 5.00%, 07/01/2028		70	68,799
Talen Energy Supply LLC 8.625%, 06/01/2030(a)		131	141,974
Vistra Corp. 7.00%, 12/15/2026(a) (l)		28	28,253
8.00%, 10/15/2026(a) (l)		29	29,979
Vistra Operations Co., LLC 5.00%, 07/31/2027(a)		102	100,962
5.50%, 09/01/2026(a)		117	116,904
5.625%, 02/15/2027(a)		413	412,438
7.75%, 10/15/2031(a)		256	272,750

			2,456,045

Total Corporates - Non-Investment Grade (cost $118,280,740)			119,022,756

CORPORATES - INVESTMENT GRADE – 14.5%
Industrial – 8.4%
Basic – 0.5%
Glencore Funding LLC 5.634%, 04/04/2034(a)		246	250,447
5.70%, 05/08/2033(a)		139	143,159
Olin Corp. 5.00%, 02/01/2030		196	189,522
5.125%, 09/15/2027		191	188,395
5.625%, 08/01/2029		34	33,870

			805,393

		Principal Amount (000)	U.S. $ Value

Capital Goods – 0.3%
Boeing Co. (The) 3.25%, 02/01/2028	U.S.$	13	$12,248
3.625%, 02/01/2031		21	19,023
5.15%, 05/01/2030		20	19,948
5.805%, 05/01/2050		59	55,642
6.298%, 05/01/2029(a)		19	19,841
6.528%, 05/01/2034(a)		34	36,030
Howmet Aerospace, Inc. 5.90%, 02/01/2027		4	4,125
Rolls-Royce PLC 3.625%, 10/14/2025(a)		200	196,156

			363,013

Communications - Media – 1.2%
DirecTV Financing LLC 8.875%, 02/01/2030(a)		395	400,886
DirecTV Financing LLC/DirecTV Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)		550	532,449
Paramount Global 4.20%, 06/01/2029		20	18,798
5.50%, 05/15/2033		71	65,189
5.85%, 09/01/2043		158	133,853
6.875%, 04/30/2036		252	251,703
Warnermedia Holdings, Inc. 4.279%, 03/15/2032		334	292,003
5.141%, 03/15/2052		205	155,632

			1,850,513

Communications - Telecommunications – 0.3%
Sprint Capital Corp. 8.75%, 03/15/2032		357	439,806

Consumer Cyclical - Automotive – 1.4%
Ford Motor Co. 3.25%, 02/12/2032		136	115,997
Ford Motor Credit Co., LLC 2.70%, 08/10/2026		200	191,136
4.95%, 05/28/2027		200	198,934
General Motors Financial Co., Inc. 2.35%, 01/08/2031		44	37,396
2.70%, 06/10/2031		147	126,517
3.60%, 06/21/2030		21	19,504
5.75%, 02/08/2031		194	200,317
5.95%, 04/04/2034		100	103,534
6.40%, 01/09/2033		131	140,453
Harley-Davidson Financial Services, Inc. 5.95%, 06/11/2029(a)		82	83,846
6.50%, 03/10/2028(a)		275	286,069
Jaguar Land Rover Automotive PLC 5.875%, 01/15/2028(a)		400	401,132
Nissan Motor Acceptance Co., LLC 1.85%, 09/16/2026(a)		14	13,049
2.75%, 03/09/2028(a)		183	166,713

			2,084,597

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Entertainment – 0.5%
Carnival Corp. 4.00%, 08/01/2028(a)	U.S.$	584	$556,132
Hasbro, Inc. 6.05%, 05/14/2034		49	50,777
Mattel, Inc. 3.375%, 04/01/2026(a)		78	75,956
5.875%, 12/15/2027(a)		66	66,735

			749,600

Consumer Cyclical - Other – 0.3%
Flutter Treasury Designated Activity Co. 5.00%, 04/29/2029(a)	EUR	103	116,761
International Game Technology PLC 6.25%, 01/15/2027(a)	U.S.$	205	208,313
Las Vegas Sands Corp. 2.90%, 06/25/2025		31	30,311
3.90%, 08/08/2029		44	41,198
MDC Holdings, Inc. 6.00%, 01/15/2043		86	90,398

			486,981

Consumer Cyclical - Retailers – 0.2%
Tapestry, Inc. 7.70%, 11/27/2030		176	187,486
7.85%, 11/27/2033		35	37,458
VF Corp. 2.80%, 04/23/2027		82	76,723

			301,667

Consumer Non-Cyclical – 1.1%
BAT Capital Corp. 6.00%, 02/20/2034		59	62,210
7.081%, 08/02/2053		116	131,862
Charles River Laboratories International, Inc. 3.75%, 03/15/2029(a)		347	325,472
4.00%, 03/15/2031(a)		143	131,636
4.25%, 05/01/2028(a)		141	136,191
CVS Health Corp. 5.70%, 06/01/2034		184	188,458
HCA, Inc. 3.625%, 03/15/2032		40	36,366
Imperial Brands Finance PLC 5.875%, 07/01/2034(a)		202	206,157
IQVIA, Inc. 6.25%, 02/01/2029		57	60,227
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 6.75%, 03/15/2034(a)		126	137,879
Pilgrim’s Pride Corp. 3.50%, 03/01/2032		148	130,819
6.875%, 05/15/2034		72	79,457

			1,626,734

		Principal Amount (000)	U.S. $ Value

Energy – 1.6%
Antero Resources Corp. 5.375%, 03/01/2030(a)	U.S.$	180	$178,094
7.625%, 02/01/2029(a)		3	3,108
Apache Corp. 5.10%, 09/01/2040		326	288,112
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)		14	11,782
4.90%, 06/01/2044		16	13,591
5.75%, 01/15/2031(a)		16	16,231
Energy Transfer LP 5.60%, 09/01/2034		96	98,631
8.00%, 05/15/2054		65	69,196
EnLink Midstream LLC 5.625%, 01/15/2028(a)		229	233,271
EQM Midstream Partners LP 4.75%, 01/15/2031(a)		87	83,819
6.50%, 07/15/2048		171	176,670
7.50%, 06/01/2027(a)		311	320,831
7.50%, 06/01/2030(a)		130	141,913
EQT Corp. 3.90%, 10/01/2027		59	57,658
5.75%, 02/01/2034		29	29,537
Marathon Oil Corp. 6.80%, 03/15/2032		17	18,950
Occidental Petroleum Corp. 5.20%, 08/01/2029		103	104,500
5.375%, 01/01/2032		107	108,454
Ovintiv, Inc. 6.50%, 02/01/2038		15	15,893
Var Energi ASA 7.50%, 01/15/2028(a)		200	213,336
8.00%, 11/15/2032(a)		200	230,012
Western Midstream Operating LP 3.95%, 06/01/2025		13	12,853

			2,426,442

Other Industrial – 0.1%
LKQ Corp. 6.25%, 06/15/2033		72	75,688

Technology – 0.0%
Western Digital Corp. 2.85%, 02/01/2029		7	6,275

Transportation - Airlines – 0.4%
Air Canada 3.875%, 08/15/2026(a)		384	370,775
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)		45	44,603
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(a)		140	141,641

			557,019

		Principal Amount (000)	U.S. $ Value

Transportation - Services – 0.5%
AerCap Global Aviation Trust 6.50%, 06/15/2045(a)	U.S.$	200	$199,624
United Rentals North America, Inc. 3.875%, 11/15/2027		531	513,541

			713,165

			12,486,893

Financial Institutions – 5.8%
Banking – 4.9%
AIB Group PLC 6.608%, 09/13/2029(a)		102	108,187
Ally Financial, Inc. 6.70%, 02/14/2033		93	95,988
6.848%, 01/03/2030		83	87,809
Series B 4.70%, 05/15/2026(l)		164	149,240
Banco Bilbao Vizcaya Argentaria SA 6.033%, 03/13/2035		200	208,122
Banco Santander SA 6.35%, 03/14/2034		200	209,478
6.921%, 08/08/2033		400	435,216
Bank of Ireland Group PLC 5.601%, 03/20/2030(a)		239	244,727
Bank of New York Mellon Corp. (The) 5.606%, 07/21/2039		33	34,247
Barclays PLC 5.69%, 03/12/2030		217	223,608
6.125%, 12/15/2025(l)		400	396,512
BNP Paribas SA 4.625%, 02/25/2031(a) (l)		454	387,952
BPCE SA Series E 0.75%, 03/03/2031(a)	EUR	100	92,517
CaixaBank SA 6.037%, 06/15/2035(a)	U.S.$	200	208,352
6.84%, 09/13/2034(a)		245	269,064
Capital One Financial Corp. 5.463%, 07/26/2030		174	177,049
6.051%, 02/01/2035		82	85,105
7.624%, 10/30/2031		63	71,112
Citigroup, Inc. 5.827%, 02/13/2035		211	216,906
Series Y 4.15%, 11/15/2026(l)		46	43,557
Deutsche Bank AG/New York NY 7.079%, 02/10/2034		200	211,602
Goldman Sachs Group, Inc. (The) 2.65%, 10/21/2032		9	7,766
HSBC Holdings PLC 4.762%, 03/29/2033		203	195,771
5.546%, 03/04/2030		200	205,604
JPMorgan Chase & Co. 2.963%, 01/25/2033		36	31,859

		Principal Amount (000)	U.S. $ Value

Lloyds Banking Group PLC 4.976%, 08/11/2033	U.S.$	200	$198,502
6.00%, 06/07/2032(l)	GBP	8	9,699
7.50%, 09/27/2025(l)	U.S.$	219	220,518
Morgan Stanley 5.424%, 07/21/2034		31	31,845
NatWest Group PLC 3.032%, 11/28/2035		223	196,213
PNC Financial Services Group, Inc. (The) Series R 8.317% (CME Term SOFR 3 Month + 3.30%), 12/01/2024(k) (l)		62	62,325
Santander Holdings USA, Inc. 6.174%, 01/09/2030		46	47,650
6.499%, 03/09/2029		10	10,429
6.565%, 06/12/2029		6	6,279
Santander UK Group Holdings PLC 6.833%, 11/21/2026		353	360,155
Societe Generale SA 5.519%, 01/19/2028(a)		351	353,334
Standard Chartered PLC 6.17%, 01/09/2027(a)		289	293,439
Synchrony Financial 5.935%, 08/02/2030		82	83,489
Truist Financial Corp. Series L 8.703% (CME Term SOFR 3 Month + 3.36%), 12/15/2024(k) (l)		63	63,295
UBS Group AG 6.373%, 07/15/2026(a)		250	252,648
9.25%, 11/13/2028(a) (l)		355	391,295
UniCredit SpA 1.982%, 06/03/2027(a)		230	218,456
Wells Fargo & Co. Series BB 3.90%, 03/15/2026(l)		111	107,663

			7,304,584

Finance – 0.2%
Air Lease Corp. Series B 4.65%, 06/15/2026(l)		50	48,031
Aircastle Ltd. 2.85%, 01/26/2028(a)		2	1,851
5.25%, 06/15/2026(a) (l)		29	28,459
5.95%, 02/15/2029(a)		28	28,672
Aviation Capital Group LLC 1.95%, 01/30/2026(a)		2	1,914
1.95%, 09/20/2026(a)		73	68,635
3.50%, 11/01/2027(a)		9	8,627
4.125%, 08/01/2025(a)		4	3,954
4.875%, 10/01/2025(a)		3	2,981
HAT Holdings I LLC/HAT Holdings II LLC 3.375%, 06/15/2026(a)		93	89,176

			282,300

		Principal Amount (000)	U.S. $ Value

Insurance – 0.7%
ACE Capital Trust II 9.70%, 04/01/2030	U.S.$	20	$24,306
Athene Global Funding 1.985%, 08/19/2028(a)		108	97,003
2.55%, 11/19/2030(a)		28	24,403
2.717%, 01/07/2029(a)		43	39,316
5.526%, 07/11/2031(a)		294	300,821
5.583%, 01/09/2029(a)		14	14,396
Global Atlantic Fin Co. 4.70%, 10/15/2051(a)		59	55,605
6.75%, 03/15/2054(a)		86	88,095
Liberty Mutual Group, Inc. 7.80%, 03/15/2037(a)		55	59,635
Sagicor Financial Co., Ltd. 5.30%, 05/13/2028(a)		200	193,934
Swiss Re Subordinated Finance PLC 5.698%, 04/05/2035(a)		200	204,888

			1,102,402

			8,689,286

Utility – 0.3%
Electric – 0.3%
American Electric Power Co., Inc. 6.95%, 12/15/2054		80	83,288
NextEra Energy Capital Holdings, Inc. 6.70%, 09/01/2054		55	56,110
Niagara Mohawk Power Corp. 5.29%, 01/17/2034(a)		80	80,577
NRG Energy, Inc. 7.00%, 03/15/2033(a)		55	60,358
Pacific Gas and Electric Co. 5.55%, 05/15/2029		35	36,023
6.75%, 01/15/2053		59	64,602
Vistra Operations Co., LLC 6.95%, 10/15/2033(a)		71	78,557

			459,515

Total Corporates - Investment Grade (cost $20,923,640)			21,635,694

EMERGING MARKETS - CORPORATE BONDS – 1.7%
Industrial – 1.7%
Basic – 0.5%
Consolidated Energy Finance SA 5.625%, 10/15/2028(a)		473	384,610
First Quantum Minerals Ltd. 6.875%, 10/15/2027(a)		200	197,812

	Principal Amount (000)		U.S. $ Value

9.375%, 03/01/2029(a)	U.S.$	201	$212,875

			795,297

Communications - Telecommunications – 0.1%
Sable International Finance Ltd. 5.75%, 09/07/2027(a)		180	177,356

Consumer Cyclical - Other – 0.9%
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(a)		236	215,208
MGM China Holdings Ltd. 4.75%, 02/01/2027(a)		221	213,472
7.125%, 06/26/2031(a)		331	338,448
Studio City Co., Ltd. 7.00%, 02/15/2027(a)		200	201,250
Wynn Macau Ltd. 5.125%, 12/15/2029(a)		390	358,556

			1,326,934

Consumer Cyclical - Retailers – 0.0%
K2016470219 South Africa Ltd. Zero Coupon, 06/25/2023(c) (d) (e) (f)	ZAR	1	0
3.00%, 12/31/2022(b) (c) (d) (e) (f)	U.S.$	15	0
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(b) (c) (d) (e) (f)		3	0

			0

Consumer Non-Cyclical – 0.2%
Teva Pharmaceutical Finance Netherlands III BV 7.875%, 09/15/2029		200	220,078
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(b) (c) (d) (e) (f)		96	10

			220,088

			2,519,675

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LP 6.125%, 03/01/2026(a)		28	28,005

Total Emerging Markets - Corporate Bonds (cost $2,601,284)			2,547,680

BANK LOANS – 1.0%
Industrial – 0.9%
Capital Goods – 0.0%
ACProducts Holdings, Inc. 9.846% (SOFR 3 Month + 4.25%), 05/17/2028(m)		96	72,083

	Principal Amount (000)		U.S. $ Value

Communications - Media – 0.3%
Advantage Sales & Marketing, Inc. 9.833% (SOFR 3 Month + 4.25%), 10/28/2027(m)	U.S.$	37	$35,752
DirecTV Financing LLC 10.611% (SOFR 1 Month + 5.25%), 08/02/2029(m)		46	45,479
Gray Television, Inc. 8.457% (SOFR 1 Month + 3.00%), 12/01/2028(m)		353	320,347

			401,578

Communications - Telecommunications – 0.0%
Crown Subsea Communications Holding, Inc. 9.252% (SOFR 3 Month + 4.00%), 01/30/2031(m)		50	50,292

Consumer Non-Cyclical – 0.5%
Gainwell Acquisition Corp. 9.435% (SOFR 3 Month + 4.00%), 10/01/2027(m)		39	34,917
Neptune BidCo US, Inc. 04/11/2029(n)		577	551,398
US Radiology Specialists, Inc. 10.585% (SOFR 1 Month + 5.25%), 12/15/2027(m)		87	87,179

			673,494

Other Industrial – 0.0%
American Tire Distributors, Inc. 11.798% (SOFR 3 Month + 6.25%), 10/20/2028(m)		81	54,348

Technology – 0.1%
Ascend Learning LLC 11.097% (SOFR 1 Month + 5.75%), 12/10/2029(m)		50	47,875
FINThrive Software Intermediate Holdings, Inc. 12.111% (SOFR 1 Month + 6.75%), 12/17/2029(m)		50	20,719
Loyalty Ventures, Inc. 14.000% (PRIME 3 Month + 5.50%), 11/03/2027(c) (d) (m) (o)		115	864
Veritas US, Inc. 10.361% (SOFR 1 Month + 5.00%), 09/01/2025(m)		81	73,941

			143,399

			1,395,194

	Principal Amount (000)		U.S. $ Value

Financial Institutions – 0.1%
Insurance – 0.1%
Asurion LLC 9.597% (SOFR 1 Month + 4.25%), 08/19/2028(m)	U.S.$	158	$156,956

Total Bank Loans (cost $1,751,133)			1,552,150

	Shares

PREFERRED STOCKS – 0.1%
Industrial – 0.1%
Consumer Cyclical - Automotive – 0.1%
Exide Technologies 0.00%(c) (d) (f)		39	$41,925

Consumer Cyclical - Other – 0.0%
Hovnanian Enterprises, Inc. 7.625%		490	8,800

Other Industrial – 0.0%
WESCO International, Inc. Series A 10.625%		1,425	37,335

			88,060

Financial Institutions – 0.0%
Brokerage – 0.0%
Osaic Financial Services, Inc. Series A 8.00%		2,175	33,930

Total Preferred Stocks (cost $90,545)			121,990

COMMON STOCKS – 0.0%
Financials – 0.0%
Financial Services – 0.0%
Curo Group Holdings Corp.(c) (d) (f)		9,491	44,273

Consumer Discretionary – 0.0%
Broadline Retail – 0.0%
ATD New Holdings, Inc.(c) (d)		1,009	10,292
Edcon Ltd.(d) (o)		8,218	0
Edcon Ltd. Series A(c) (d) (f) (o)		191,574	0
Edcon Ltd. Series B(c) (d) (f) (o)		30,276	0

			10,292

Industrials – 0.0%
Electrical Equipment – 0.0%
Exide Industries Ltd.(c) (d) (f)		7	2,975

Consumer Staples – 0.0%
Household Products – 0.0%
Southeastern Grocers, Inc.(c) (d) (f)		3,584	2,598

Company	Shares	U.S. $ Value

Energy – 0.0%
Energy Equipment & Services – 0.0%
BIS Industries Ltd.(c) (d) (f)	21,027	$0
CHC Group LLC(c) (d) (f)	468	0

		0

Oil, Gas & Consumable Fuels – 0.0%
SandRidge Energy, Inc.	5	67

		67

Total Common Stocks (cost $321,244)		60,205

RIGHTS – 0.0%
Utilities – 0.0%
Independent Power and Renewable Electricity Producers – 0.0%
Vistra Energy Corp., expiring 12/31/2046(c) (d) (l) (cost $0)	3,442	4,216

SHORT-TERM INVESTMENTS – 1.7%
Investment Companies – 1.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.16%(p) (q) (r) (cost $2,499,709)	2,499,709	2,499,709

Total Investments – 98.8% (cost $146,468,295)(s)		147,444,400
Other assets less liabilities – 1.2%		1,804,958

Net Assets – 100.0%		$149,249,358

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Sold Contracts
U.S. Long Bond (CBT) Futures	9	December 2024	$1,108,125	$11,039
U.S. T-Note 10 Yr (CBT) Futures	30	December 2024	3,406,875	18,297

				$29,336

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Standard Chartered Bank	EUR	1,904	USD	2,087	10/25/2024	$(25,706)
State Street Bank & Trust Co.	EUR	221	USD	247	10/25/2024	1,280
State Street Bank & Trust Co.	GBP	80	USD	105	11/08/2024	$738

						$(23,688)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Hertz Corp. (The), 06/20/2029*	5.00%	Quarterly	19.42%	USD	80	$(29,773)	$(11,866)	$(17,907)

*	Termination date

**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2024, the aggregate market value of these securities amounted to $113,797,855 or 76.2% of net assets.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.01% of net assets as of August 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ASP Unifrax Holdings, Inc. 7.50%, 09/30/2029	09/15/2021	$17,000	$8,550	0.01%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	10/29/2020	0	0	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	10/29/2020	0	0	0.00%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	12/31/2022	14,181	0	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	02/05/2020-05/12/2023	0	0	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	02/19/2015	36,767	0	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	02/13/2013	95,894	10	0.00%

(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Non-income producing security.
(e)	Defaulted matured security.
(f)	Fair valued by the Adviser.
(g)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at August 31, 2024.
(h)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at August 31, 2024.
(i)	Convertible security.
(j)	Escrow shares.

(k)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2024.
(l)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(m)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at August 31, 2024.
(n)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the Secured Overnight Financing Rate (“SOFR”) plus a premium which was determined at the time of purchase.

(o)	Defaulted.
(p)	Affiliated investments.
(q)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(r)	The rate shown represents the 7-day yield as of period end.
(s)

As of August 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,224,539 and gross unrealized depreciation of investments was $(3,260,693), resulting in net unrealized appreciation of $963,846.

Currency Abbreviations:

EUR – Euro

GBP – Great British Pound

USD – United States Dollar

ZAR – South African Rand

Glossary:

CBT – Chicago Board of Trade

EURIBOR – Euro Interbank Offered Rate

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

AB Active ETFs, Inc.

AB High Yield ETF

August 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Corporates - Non-Investment Grade	$—	$119,022,756	$0	(a	$119,022,756
Corporates - Investment Grade	—	21,635,694	—		21,635,694
Emerging Markets - Corporate Bonds	—	2,547,670	10	(a)	2,547,680
Bank Loans	—	1,551,286	864		1,552,150
Preferred Stocks	46,135	33,930	41,925		121,990
Common Stocks	67	—	60,138	(a)	60,205
Rights	—	—	4,216		4,216
Short-Term Investments	2,499,709	—	—		2,499,709

Total Investments in Securities	2,545,911	144,791,336	107,153	(a)	147,444,400
Other Financial Instruments(b):
Assets:
Futures	29,336	—	—		29,336
Forward Currency Exchange Contracts	—	2,018	—		2,018
Liabilities:
Forward Currency Exchange Contracts	—	(25,706)	—		(25,706)
Centrally Cleared Credit Default Swaps	—	(29,773)	—		(29,773)

Total	$2,575,247	$144,737,875	$107,153	(a)	$147,420,275

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2024 is as follows:

Fund	Market Value 11/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,834	$24,912	$24,246	$2,500	$70